Property, plant, and equipment, net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Line Items]
Subtotal	$ 15,873,214	$ 14,789,408
Construction in progress	5,253,930	5,238,614
Less: accumulated depreciation	(6,841,587)	(5,733,319)
Property, plant and equipment, net	14,285,557	14,294,703
Depreciation expenses	1,050,924	916,386	$ 942,615
Property and building
Property, Plant and Equipment [Line Items]
Subtotal	7,828,294	7,427,906
Machinery and equipment
Property, Plant and Equipment [Line Items]
Subtotal	7,793,640	7,131,358
Office equipment
Property, Plant and Equipment [Line Items]
Subtotal	119,107	113,096
Vehicles
Property, Plant and Equipment [Line Items]
Subtotal	$ 132,173	$ 117,048